Royalty Purchase and Sale Agreement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cara Therapeutics, Inc.
Schedule of activity of the HCR agreement

The following table summarizes the activity of the Original HCR Agreement during the three months ended March 31, 2025 (in thousands):

Royalty purchase and sale agreement balance at December 31, 2024	$44,448
Payments	(1,494)
Non-cash interest expense	2,867
Balance at March 31, 2025	$45,821

Effective interest rate	27.85%

The following table summarizes the activity of the HCR Agreement (in thousands):

Royalty purchase and sale agreement balance at December 31, 2023	$37,079
Payments	(3,604)
Non-cash interest expense	8,473
Receivable for additional HCR financing earned	2,500
Balance at December 31, 2024	$44,448

Effective interest rate	27.82%